Cover	12 Months Ended
Apr. 24, 2026
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	MiniMed Group, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Central Index Key	0002062583
Amendment Flag	false